Goodwill and Intangible Assets, Net (Tables)	9 Months Ended
Sep. 30, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Changes in Carrying Amount of Goodwill for each Reporting Unit

The changes in the carrying amount of goodwill for each reporting unit with goodwill for the years ended December 31, 2015 and 2016 and for the nine months ended September 30, 2017 are as follows (in thousands):

	QuaDPharma	Polymed	Oncology Innovation Platform	Total
Balance as of December 31, 2014	$4,586	$—	$—	$4,586
Goodwill acquired in connection with acquisitions	—	22,204	11,379	33,583
Effect of currency translation adjustment	—	(173)	—	(173)

Balance as of December 31, 2015	4,586	22,031	11,379	37,996
Effect of currency translation adjustment	—	(439)	(5)	(444)

Balance as of December 31, 2016	4,586	21,592	11,374	37,552
Effect of currency translation adjustment	—	222	(83)	139

Balance as of September 30, 2017 (unaudited)	$4,586	$21,814	$11,291	$37,691

Summary of Identifiable Intangible Asset, Net

The Company’s identifiable intangible assets, net, consist of the following (in thousands):

	December 31, 2015
	Cost/Fair Value	Accumulated Amortization	Impairments	Net
Amortizable intangible assets:
Licenses	$400	$100	$—	$300
QuaDPharma customer list	204	39	—	165
Polymed customer list	1,593	157	—	1,436
Polymed technology	3,712	180	—	3,532
Indefinite-lived intangible assets:
CDE in-process research and development (IPR&D)	1,884	—	—	1,884
Effect of currency translation adjustment	(159)	—	—	(159)

Total intangible assets, net	$7,634	$476	$—	$7,158

	December 31, 2016
	Cost/Fair Value	Accumulated Amortization	Impairments	Net
Amortizable intangible assets:
Licenses	$3,100	$315	$—	$2,785
QuaDPharma customer list	204	58	146	—
Polymed customer list	1,593	414	—	1,179
Polymed technology	3,712	437	—	3,275
Indefinite-lived intangible assets:
CDE in-process research and development (IPR&D)	1,884	—	248	1,636
Effect of currency translation adjustment	(411)	—	—	(411)

Total intangible assets, net	$10,082	$1,224	$394	$8,464

	September 30, 2017 (unaudited)
	Cost/Fair Value	Accumulated Amortization	Impairments	Net
Amortizable intangible assets:
Licenses	$4,650	$952	$—	$3,698
Polymed customer list	1,593	611	—	982
Polymed technology	3,712	672	—	3,040
Product rights	530	100	—	430
Indefinite-lived intangible assets:
CDE in-process research and development (IPR&D)	1,106	—	80	1,026
Effect of currency translation adjustment	(271)	—	—	(271)

Total intangible assets, net	$11,320	$2,335	$80	$8,905

Schedule of Expected Amortization Expense of Finite Lived Intangible Expense

The Company expects amortization expense related to its finite-lived intangible assets for the next 5 years and thereafter to be as follows as of December 31, 2016 (in thousands):

Year ending December 31:	Estimated Amortization Expense
2017	$1,146
2018	1,146
2019	1,146
2020	1,146
2021	818
Thereafter	1,837

$7,239